Cash and deposits with financial institutions (Tables)	12 Months Ended
Oct. 31, 2025
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Summary of Cash and Deposits with Financial Institutions

As at October 31 ($ millions)	2025		2024
Cash and non-interest-bearing deposits with financial institutions	$10,256		$9,406
Interest-bearing deposits with financial institutions	55,711		54,454
Total	$65,967	(1)	$63,860	(1)

(1)	Net of allowances of $4 (2024 – $3).